UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22245

First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
April 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.3%
	Aerospace & Defense – 4.3%
9,705	Harris Corp.	$1,518,056
5,209	Lockheed Martin Corp.	1,671,256
7,558	Raytheon Co.	1,548,936
		4,738,248
	Banks – 1.1%
25,033	US Bancorp.	1,262,915
	Beverages – 5.6%
57,172	Coca-Cola (The) Co.	2,470,402
6,699	Constellation Brands, Inc., Class A	1,561,738
21,180	PepsiCo, Inc.	2,137,909
		6,170,049
	Capital Markets – 1.6%
20,077	Nasdaq, Inc.	1,773,201
	Chemicals – 5.6%
16,801	Ecolab, Inc.	2,432,281
15,068	International Flavors & Fragrances, Inc.	2,128,505
15,244	PPG Industries, Inc.	1,614,035
		6,174,821
	Commercial Services & Supplies – 3.3%
30,131	Republic Services, Inc.	1,948,873
21,573	Waste Management, Inc.	1,753,669
		3,702,542
	Electric Utilities – 8.0%
32,114	Alliant Energy Corp.	1,379,296
13,832	American Electric Power Co., Inc.	967,963
14,119	Duke Energy Corp.	1,131,779
34,272	Exelon Corp.	1,359,913
4,406	NextEra Energy, Inc.	722,187
9,697	Pinnacle West Capital Corp.	780,609
35,299	Southern (The) Co.	1,627,990
18,383	Xcel Energy, Inc.	861,060
		8,830,797
	Electrical Equipment – 1.4%
22,083	AMETEK, Inc.	1,541,394
	Electronic Equipment, Instruments & Components – 3.2%
23,780	Amphenol Corp., Class A	1,990,624
16,724	TE Connectivity Ltd.	1,534,427
		3,525,051
	Health Care Equipment & Supplies – 1.7%
18,684	Danaher Corp.	1,874,379
Shares	Description	Value

	Health Care Providers & Services – 1.7%
10,965	Laboratory Corp of America Holdings (a)	$1,872,274
	Hotels, Restaurants & Leisure – 6.8%
21,187	Hilton Worldwide Holdings, Inc.	1,670,383
10,157	McDonald’s Corp.	1,700,688
43,679	Starbucks Corp.	2,514,600
19,310	Yum! Brands, Inc.	1,681,901
		7,567,572
	Household Durables – 1.8%
33,251	Garmin Ltd.	1,950,836
	Household Products – 2.0%
30,306	Procter & Gamble (The) Co.	2,192,336
	Insurance – 12.1%
41,916	Aflac, Inc.	1,910,112
31,755	American International Group, Inc.	1,778,280
10,012	Aon PLC	1,426,410
13,167	Chubb Ltd.	1,786,367
41,427	Loews Corp.	2,173,260
28,089	Marsh & McLennan Cos., Inc.	2,289,254
23,337	Torchmark Corp.	2,024,251
		13,387,934
	IT Services – 5.5%
26,878	Cognizant Technology Solutions Corp., Class A	2,199,158
20,450	Fidelity National Information Services, Inc.	1,942,137
27,576	Fiserv, Inc. (a)	1,954,035
		6,095,330
	Machinery – 2.5%
18,412	Fortive Corp.	1,294,548
10,662	Illinois Tool Works, Inc.	1,514,217
		2,808,765
	Multi-Utilities – 5.7%
16,386	Centerpoint Energy, Inc.	415,057
18,918	CMS Energy Corp.	892,740
19,508	Consolidated Edison, Inc.	1,563,176
9,462	Dominion Energy, Inc.	629,791
9,013	DTE Energy Co.	949,970
50,537	NiSource, Inc.	1,232,598
10,081	WEC Energy Group, Inc.	648,007
		6,331,339
	Oil, Gas & Consumable Fuels – 5.6%
25,497	Exxon Mobil Corp.	1,982,392
29,896	Occidental Petroleum Corp.	2,309,765

See Notes to Portfolio of Investments

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
17,037	Phillips 66	$1,896,388
		6,188,545
	Pharmaceuticals – 2.9%
44,923	Pfizer, Inc.	1,644,631
18,577	Zoetis, Inc.	1,550,808
		3,195,439
	Professional Services – 2.5%
26,545	Verisk Analytics, Inc. (a)	2,825,715
	Software – 3.8%
55,536	CA, Inc.	1,932,653
21,638	Citrix Systems, Inc. (a)	2,226,766
		4,159,419
	Specialty Retail – 1.6%
9,731	Home Depot (The), Inc.	1,798,289
	Total Common Stocks	99,967,190
	(Cost $97,973,934)
REAL ESTATE INVESTMENT TRUSTS – 9.5%
	Equity Real Estate Investment Trusts – 9.5%
12,587	AvalonBay Communities, Inc.	2,051,681
83,925	Duke Realty Corp.	2,274,367
29,113	Equity Residential	1,796,563
9,996	Public Storage	2,016,993
64,211	Weyerhaeuser Co.	2,361,681
	Total Real Estate Investment Trusts	10,501,285
	(Cost $10,233,645)
	Total Investments – 99.8%	110,468,475
	(Cost $108,207,579) (b)
	Net Other Assets and Liabilities – 0.2%	181,682
	Net Assets – 100.0%	$110,650,157

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,942,507 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,681,611. The net unrealized appreciation was $2,260,896.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 4/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 99,967,190	$ 99,967,190	$ —	$ —
Real Estate Investment Trusts*	10,501,285	10,501,285	—	—
Total Investments	$ 110,468,475	$ 110,468,475	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
April 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 92.9%
	Australia – 7.8%
30,259	Amcor Ltd. (b)	$311,818
80,178	AMP Ltd. (b)	242,712
11,091	ASX Ltd. (b)	487,591
19,573	Australia & New Zealand Banking Group Ltd. (b)	393,460
44,898	Brambles Ltd. (b)	332,208
7,254	Commonwealth Bank of Australia (b)	390,588
23,148	National Australia Bank Ltd. (b)	503,216
18,421	Sonic Healthcare Ltd. (b)	326,609
12,105	Wesfarmers Ltd. (b)	398,250
20,274	Westpac Banking Corp. (b)	435,495
24,134	Woolworths Group Ltd. (b)	504,781
		4,326,728
	Belgium – 3.4%
8,763	Ageas (b)	468,755
3,763	Anheuser-Busch InBev S.A./N.V. (b)	373,792
4,020	Groupe Bruxelles Lambert S.A. (b)	459,514
8,358	Proximus S.A.D.P. (b)	256,124
2,113	Solvay S.A. (b)	293,856
		1,852,041
	Bermuda – 1.8%
61,877	CK Infrastructure Holdings Ltd. (b)	488,359
71,800	Hongkong Land Holdings Ltd. (b)	518,916
		1,007,275
	Cayman Islands – 0.8%
35,419	CK Hutchison Holdings Ltd. (b)	418,825
	Denmark – 1.2%
3,022	Carlsberg A.S., Class B (b)	337,956
14,197	Tryg A.S. (b)	336,024
		673,980
	France – 11.6%
2,340	Air Liquide S.A. (b)	304,145
4,138	BNP Paribas S.A. (b)	319,451
16,148	Bureau Veritas SA (b)	422,235
1,982	Cie Generale des Etablissements Michelin SCA (b)	278,715
12,004	CNP Assurances (b)	307,467
3,915	Danone S.A. (b)	317,138
18,902	Engie S.A. (b)	331,569
870	Hermes International (b)	562,577
6,029	Legrand S.A. (b)	469,134
2,181	L’Oreal S.A. (b)	525,162
23,815	Orange S.A. (b)	432,948
2,286	Pernod Ricard S.A. (b)	379,673
4,076	Sanofi (b)	322,258
4,589	Schneider Electric SE (b)	415,967
Shares	Description	Value

	France (Continued)
7,450	SCOR SE (b)	$302,121
6,760	TOTAL S.A. (b)	424,878
3,126	Vinci S.A. (b)	312,549
		6,427,987
	Germany – 5.2%
1,718	Allianz SE (b)	406,348
2,516	Bayerische Motoren Werke AG (b)	279,734
3,869	Daimler AG (b)	304,173
2,069	Deutsche Boerse AG (b)	278,258
18,871	Deutsche Telekom AG (b)	330,311
2,240	Hannover Rueck SE (b)	314,598
1,530	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	350,159
2,742	SAP SE (b)	304,652
13,333	TUI AG (b)	301,512
		2,869,745
	Hong Kong – 6.4%
83,069	Bank of East Asia (The) Ltd. (b)	364,762
69,022	CLP Holdings Ltd. (b)	716,730
371,796	Hong Kong & China Gas Co., Ltd. (b)	776,848
93,693	MTR Corp., Ltd. (b)	526,439
644,109	PCCW Ltd. (b)	398,157
49,676	Power Assets Holdings Ltd. (b)	369,631
36,414	Swire Pacific Ltd., Class A (b)	359,818
		3,512,385
	Israel – 0.6%
3,427	Nice, Ltd. (b) (c)	324,666
	Italy – 2.7%
18,949	Assicurazioni Generali S.p.A. (b)	382,371
21,715	Eni S.p.A. (b)	424,494
80,498	Intesa Sanpaolo S.p.A. (b)	306,211
31,165	Mediobanca Banca di Credito Finanziario S.p.A. (b)	377,643
		1,490,719
	Japan – 18.8%
22,200	Aeon Co., Ltd. (b)	443,606
18,600	Ajinomoto Co., Inc. (b)	340,798
8,400	ANA Holdings, Inc. (b)	332,507
7,000	Aozora Bank Ltd. (b)	282,391
5,900	Canon, Inc. (b)	202,955
2,200	Central Japan Railway Co. (b)	440,846
32,800	Chugoku Electric Power (The) Co., Inc. (b)	410,343
2,900	East Japan Railway Co. (b)	278,597
5,800	Hankyu Hanshin Holdings, Inc. (b)	228,158
10,400	Japan Airlines Co., Ltd. (b)	410,430
31,800	Japan Post Bank Co., Ltd. (b)	431,964

See Notes to Portfolio of Investments

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
30,200	Japan Post Holdings Co., Ltd. (b)	$366,970
9,200	Japan Tobacco, Inc. (b)	247,307
10,000	Kintetsu Group Holdings Co., Ltd. (b)	406,314
9,400	Kyushu Railway Co. (b)	300,828
5,200	Lawson, Inc. (b)	343,518
25,800	Mazda Motor Corp. (b)	358,721
6,800	McDonald’s Holdings Co., Japan Ltd. (b)	318,226
163,900	Mizuho Financial Group, Inc. (b)	296,534
10,700	Nagoya Railroad Co., Ltd. (b)	280,245
12,400	NEC Corp. (b)	339,885
46,000	Nissan Motor Co., Ltd. (b)	483,942
10,600	Nisshin Seifun Group, Inc. (b)	231,623
19,400	NTT DOCOMO, Inc. (b)	501,180
13,000	Odayku Electric Railway Co., Ltd. (b)	279,804
7,000	Seven & i Holdings Co., Ltd. (b)	308,426
9,000	Tobu Railway Co., Ltd. (b)	286,576
13,100	Tokyu Corp. (b)	219,901
5,000	West Japan Railway Co. (b)	353,407
28,000	Yamaguchi Financial Group, Inc. (b)	349,763
15,300	Yamazaki Baking Co., Ltd. (b)	335,029
		10,410,794
	Jersey – 0.4%
10,166	Experian PLC (b)	232,925
	Netherlands – 5.7%
10,108	AerCap Holdings N.V. (c)	526,930
3,138	Akzo Nobel N.V. (b)	284,172
3,598	Heineken Holding N.V. (b)	365,235
4,745	Heineken N.V. (b)	499,532
19,009	ING Groep N.V. (b)	320,312
6,998	NN Group N.V. (b)	335,377
23,342	RELX N.V. (b)	496,651
6,104	Wolters Kluwer N.V. (b)	330,286
		3,158,495
	Norway – 0.5%
28,029	Orkla ASA (b)	259,414
	Singapore – 4.0%
118,200	CapitaLand Ltd. (b)	333,306
13,700	Jardine Cycle & Carriage Ltd. (b)	352,485
173,100	Singapore Technologies Engineering Ltd. (b)	452,974
292,500	Singapore Telecommunications Ltd. (b)	773,690
126,100	Wilmar International Ltd. (b)	308,495
		2,220,950
Shares	Description	Value

	Spain – 0.8%
2,211	Amadeus IT Group S.A. (b)	$161,314
9,633	Enagas S.A. (b)	279,993
		441,307
	Sweden – 1.7%
8,088	ICA Gruppen AB (b)	251,136
9,827	Industrivarden AB, Class C (b)	206,904
17,334	Securitas AB, Class B (b)	280,088
8,328	Swedbank AB, Class A (b)	180,911
		919,039
	Switzerland – 9.6%
3,388	Baloise Holding AG (b)	537,015
3,461	Cie Financiere Richemont S.A. (b)	328,998
2,624	Kuehne + Nagel International AG (b)	408,546
7,039	Nestle S.A. (b)	545,312
3,717	Novartis AG (b)	286,113
5,831	Pargesa Holding S.A. (b)	545,722
1,284	Roche Holding AG (b)	285,289
2,070	Schindler Holding AG (b)	427,427
978	Swiss Life Holding AG (b)	342,123
4,797	Swiss Prime Site AG (b)	449,450
2,966	Swiss Re AG (b)	282,569
799	Swisscom AG (b)	383,226
1,517	Zurich Insurance Group AG (b)	484,584
		5,306,374
	United Kingdom – 9.9%
4,264	AstraZeneca PLC (b)	298,490
54,507	Aviva PLC (b)	396,030
38,828	BP PLC (b)	288,413
10,334	Compass Group PLC (b)	221,693
13,094	Diageo PLC (b)	467,124
14,528	GlaxoSmithKline PLC (b)	291,391
45,495	HSBC Holdings PLC (b)	452,948
6,507	InterContinental Hotels Group PLC (b)	410,536
97,747	Legal & General Group PLC (b)	362,030
283,909	Lloyds Banking Group PLC (b)	251,812
26,539	National Grid PLC (b)	307,055
20,234	RELX PLC (b)	432,461
9,601	Royal Dutch Shell PLC, Class A (b)	334,031
10,771	Royal Dutch Shell PLC, Class B (b)	384,512
32,227	RSA Insurance Group PLC (b)	290,783
5,966	Schroders PLC (b)	269,905
		5,459,214
	Total Common Stocks	51,312,863
	(Cost $49,925,126)
REAL ESTATE INVESTMENT TRUSTS (a) – 6.1%
	Australia – 2.4%
50,785	Goodman Group (b)	345,518

See Notes to Portfolio of Investments

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Australia (Continued)
91,641	GPT (The) Group (b)	$332,301
105,202	Stockland (b)	327,011
175,894	Vicinity Centres (b)	322,057
		1,326,887
	France – 1.7%
3,585	Fonciere Des Regions (b)	400,942
1,311	Gecina S.A. (b)	227,262
1,307	Unibail-Rodamco SE (b)	313,771
		941,975
	Hong Kong – 0.5%
30,252	Link REIT (b)	267,371
	Singapore – 1.5%
240,400	Ascendas Real Estate Investment Trust (b)	482,264
223,800	CapitaLand Mall Trust (b)	353,418
		835,682
	Total Real Estate Investment Trusts	3,371,915
	(Cost $3,197,272)
	Total Investments – 99.0%	54,684,778
	(Cost $53,122,398) (d)
	Net Other Assets and Liabilities – 1.0%	557,647
	Net Assets – 100.0%	$55,242,425

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2018, securities noted as such are valued at $54,157,848 or 98.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,351,205 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $788,825. The net unrealized appreciation was $1,562,380.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 4/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 3,158,495	$ 526,930	$ 2,631,565	$ —
Other Country Categories*	48,154,368	—	48,154,368	—
Real Estate Investment Trusts*	3,371,915	—	3,371,915	—
Total Investments	$ 54,684,778	$ 526,930	$ 54,157,848	$—

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of April 30, 2018, the Fund transferred investments valued at $17,175,238 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a ceratin threshold. Previously, these investments were valued based on quoted prices.

See Notes to Portfolio of Investments

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	29.9%
JPY	19.1
GBP	10.9
AUD	10.3
CHF	9.7
HKD	8.6
SGD	5.6
USD	1.9
SEK	1.7
DKK	1.2
ILS	0.6
NOK	0.5
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Sector Allocation	% of Total Investments
Financials	26.4%
Industrials	18.9
Consumer Staples	14.2
Real Estate	9.2
Consumer Discretionary	7.7
Utilities	6.2
Telecommunication Services	5.6
Energy	3.9
Health Care	3.3
Information Technology	2.4
Materials	2.2
Total	100.0%
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Exchange-Traded Fund III
April 30, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of thirteen funds that are currently offering shares. This report covers the following funds, each a non-diversified series of the Trust:
First Trust Horizon Managed Volatility Domestic ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “HUSV”)
First Trust Horizon Managed Volatility Developed International ETF – (NYSE Arca ticker “HDMV”)
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”.
2. Valuation and Investment Practices
A. Portfolio Valuation
Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund III
April 30, 2018 (Unaudited)
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
April 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 95.6%
	California – 84.4%
$150,000	Alameda CA Corridor Transprtn Auth Ref Subordinate Lien, Ser A	5.00%	10/01/25	$173,145
300,000	Antelope Vly CA Hlthcare Dist Ref-Ser A	5.25%	03/01/36	324,771
200,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	227,894
200,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	218,194
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/25	210,688
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	220,696
100,000	CA St Econ Recovery Prerefunded Ref, Ser A	5.00%	07/01/18	100,551
515,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	4.00%	03/01/33	534,688
250,000	CA St Hlth Facs Fing Auth Rev Sutter Health, Ser A	5.00%	11/15/30	293,690
300,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (a)	4.00%	07/01/26	302,355
250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	257,043
75,000	CA St Muni Fin Auth Eductnl Rev Ref American Heritage Edu, Ser A	4.00%	06/01/26	79,185
150,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/32	175,089
155,000	CA St Muni Fin Auth Rev Ref Biola Univ	5.00%	10/01/37	175,632
250,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/29	285,487
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	224,504
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	284,245
155,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	180,601
405,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref-Amt-Ser B-2-Waste Mgmt Inc	3.13%	11/01/40	407,025
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	16,870
300,000	CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G (a)	5.00%	06/01/37	311,070
100,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/25	111,724
210,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/31	231,057
250,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/35	278,102
400,000	CA St Various Purpose	5.00%	10/01/35	457,792
250,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/36	266,042
200,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	199,832
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	273,105
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	114,028
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	51,590
50,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr	5.00%	08/15/33	56,933
500,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	523,255
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	175,342
90,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	103,302
155,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Asset Backed Ref, Ser A	5.00%	06/01/19	160,317
255,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Asset Bkd Sr, Ser A-1	5.00%	06/01/33	257,239
220,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/26	251,530
205,000	Kaweah CA Delta Hlth Care Dist Rev, Ser B	5.00%	06/01/40	221,462
250,000	La Verne CA Cops Ref Brethren Hillcrest Homes	5.00%	05/15/36	262,313
200,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	218,860
100,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	112,483
25,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.50%	11/15/30	30,494
See Notes to Portfolio of Investments

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	$11,541
100,000	Modesto CA Spl Tax Ref-Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	112,000
190,000	Ontario CA Cmnty Facs Dist #24 Spl Tax Park Pl Facs Phase I	5.00%	09/01/34	209,133
250,000	Palomar Hlth CA Rev Ref	5.00%	11/01/31	277,357
100,000	Port Of Oakland CA AMT Ref Inter Lien, Ser D	5.00%	11/01/25	115,516
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Ref #2004-1 Sunridge Park Area	5.00%	09/01/25	229,112
300,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	320,175
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	207,570
100,000	Roseville CA Fin Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/25	114,485
100,000	Roseville CA Fin Auth Spl Tax Rev Ref, Ser B	3.00%	09/01/21	102,133
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (a)	5.00%	09/01/32	213,508
100,000	San Diego CA Pub Facs Fingauth Lease Rev Ref Ballpark	5.00%	10/15/28	115,286
10,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	11,355
300,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	340,020
165,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A	(b)	01/15/29	110,284
175,000	Sweetwater CA Union High Sch Dist Ref	5.00%	08/01/30	201,772
400,000	Univ Of CA CA Revs Ref, Ser Ay	4.00%	05/15/34	424,288
100,000	W Contra Costa CA Unif Sch Dist Ref, Ser A	5.00%	08/01/31	115,043
15,000	Washington Twp CA Hlth Care Dist Ref, Ser Dt	4.00%	08/01/29	16,077
				12,606,880
	Georgia – 1.7%
225,000	Marietta GA Dev Auth Ref Univ Facs Life Univ, Ser A (a)	5.00%	11/01/27	247,498
	Guam – 1.4%
100,000	Guam Govt Business Priv Tax Rev Ref, Ser D	5.00%	11/15/32	106,785
100,000	Guam Govt Business Privelage Tax Rev, Ser B-1	5.00%	01/01/37	102,993
				209,778
	Illinois – 1.4%
35,000	Chicago IL Ref, Ser C, CABS	(b)	01/01/22	29,959
85,000	Chicago IL Ref, Ser C, CABS	(b)	01/01/24	65,917
120,000	IL St, Ser A	4.00%	01/01/25	117,655
				213,531
	Nevada – 1.0%
150,000	Director Of The St Of NV Dept Of Business & Industrial Somerset Academy, Ser A (a)	4.50%	12/15/29	151,828
	North Dakota – 1.6%
220,000	Grand Forks ND Sr Hsg & Nur Fac Rev Ref Vly Homes Oblig Grp, Ser A	5.00%	12/01/23	230,787
	Oregon – 3.3%
220,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods At Marylhurst Inc Proj-Ser A	5.00%	05/15/38	235,677
250,000	OR St Business Dev Commission Econ Dev Rev Ref Red Rock Biofuels LLC Clean Energy Proj, Ser 248-D, AMT (a)	6.50%	04/01/31	257,218
				492,895
See Notes to Portfolio of Investments

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico – 0.8%
$115,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	$119,204

Total Investments – 95.6%	14,272,401
(Cost $14,381,518) (c)
Net Other Assets and Liabilities – 4.4%	657,216
Net Assets – 100.0%	$14,929,617

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2018, securities noted as such amounted to $3,253,664 or 21.8% of net assets.
(b)	Zero coupon bond.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $28,580 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $137,697. The net unrealized depreciation was $109,117.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Building America Mutual
CABS	Capital Appreciation Bonds

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 4/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 14,272,401	$ —	$ 14,272,401	$ —

*	See Portfolio of Investments for state breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust California Municipal High Income ETF (FCAL)
April 30, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of thirteen funds that are currently offering shares. This report covers the First Trust California Municipal High Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker FCAL on The Nasdaq Stock Market, LLC (“Nasdaq”).
The primary investment objective of the Fund is to seek to provide current income that is exempt from regular federal income taxes and California income taxes, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and California income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Notes to Portfolio of Investments (Continued)
First Trust California Municipal High Income ETF (FCAL)
April 30, 2018 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
April 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 94.4%
	Arizona – 4.4%
$255,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	4.00%	07/01/27	$252,480
400,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (a)	4.00%	06/15/22	403,316
345,000	Tempe AZ Indl Dev Auth Rev Mirabella at ASU Proj, Ser A (a)	5.50%	10/01/27	349,216
200,000	Tempe AZ Indl Dev Auth Rev Mirabella at ASU Proj, Ser A (a)	6.00%	10/01/37	206,370
				1,211,382
	California – 4.9%
450,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	462,676
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	230,117
160,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Hsg Merged Redev Proj Area, Ser B, AGM	5.00%	08/01/32	178,389
145,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Asset Bkd Sr, Ser A-1	5.00%	06/01/33	146,273
300,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	328,290
				1,345,745
	Colorado – 3.9%
500,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/34	555,875
500,000	Whispering Pines Met Dist #1 CO, Ser A (b)	5.00%	12/01/37	504,060
				1,059,935
	Connecticut – 3.4%
250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	277,412
100,000	CT St Hlth & Eductnl Facs Auth Rev Ref Sacred Heart Univ Issue, Ser I-1	5.00%	07/01/29	115,570
500,000	Harbor Point CT Infrastructure Impt Dist Spl Oblg Rev Ref Harbor Point Proj Limited (a)	5.00%	04/01/39	531,365
				924,347
	Florida – 6.1%
500,000	Capital Region Fl Cdd Revenue Rev Capital Impt, Ser A-1	4.13%	05/01/23	499,775
330,000	Capital Trust Agy FL Eductnl Facs Rev Viera Chrt Schs Inc Proj, Ser A (a)	4.00%	10/15/29	317,929
85,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	95,711
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	274,027
500,000	Six Mile Creek FL CDD Capital Impt Rev Ref Assmnt Area 2 Phase 2, Ser B	5.35%	11/01/29	492,000
				1,679,442
	Georgia – 0.2%
55,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	61,160
	Hawaii – 0.8%
200,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Junior, Ser A	5.00%	07/01/20	213,034
	Idaho – 3.8%
500,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	530,370
300,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	4.00%	11/15/27	305,142
200,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	5.00%	11/15/32	208,468
				1,043,980
See Notes to Portfolio of Investments

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois – 7.9%
$100,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	$101,671
640,000	Chicago IL Brd Of Edu Ref, Ser C	5.00%	12/01/28	641,536
20,000	Chicago IL Ref, Ser C	5.00%	01/01/25	20,674
75,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	55,247
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	266,852
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	265,633
230,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	252,830
530,000	IL St, Ser D	5.00%	11/01/24	550,834
				2,155,277
	Indiana – 2.5%
10,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.00%	11/15/23	10,744
700,000	Terre Haute IN Mf Hsg Rev Silver Birch Of Terre Haute Proj	5.10%	01/01/32	685,125
				695,869
	Kansas – 1.2%
300,000	Wichita KS Hlth Care Facs Rev Ref Presbyterian Manors, Ser I	5.00%	05/15/28	320,955
	Massachusetts – 2.5%
620,000	MA St Dev Fin Agy Rev Ref Lawrence General Hosp	5.00%	07/01/26	678,144
	Minnesota – 3.8%
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	113,478
500,000	Saint Paul MN Hsg & Redev Auth Mf Hsg Rev Pioneer Press Apts Proj, Ser B (a)	3.38%	11/01/20	491,780
185,000	W Saint Paul MN Hsg & Hlth Care Facs Rev Ref Walker Westwood Ridge Campus Proj	3.65%	11/01/26	181,420
245,000	W Saint Paul MN Hsg & Hlth Care Facs Rev Ref Walker Westwood Ridge Campus Proj	5.00%	11/01/37	254,778
				1,041,456
	Missouri – 0.0%
10,000	MO St Hlth & Eductnl Facs Auth Med Research Lutheran Svcs, A	5.00%	02/01/29	11,010
	Nevada – 3.5%
315,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/25	357,056
600,000	Director Of The St Of NV Dept Of Business & Industrial Somerset Academy, Ser A (a)	4.50%	12/15/29	607,314
				964,370
	New Jersey – 6.4%
500,000	NJ St Econ Dev Auth Ref, Ser A	4.13%	06/15/26	510,035
100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	110,612
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/27	570,850
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.25%	06/01/46	556,640
				1,748,137
	New York – 2.0%
505,000	Build NYC Resource Corp NY Sol Wst Disp Rev Ref Pratt Paper Inc Proj, AMT (a)	5.00%	01/01/35	539,744
See Notes to Portfolio of Investments

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina – 0.7%
$175,000	NC St Med Care Commission Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/27	$196,364
	Ohio – 2.5%
475,000	Buckeye OH Tobacco Settlement Fing Auth Asset Bkd Sr Turbo, Ser A-2	5.38%	06/01/24	472,668
215,000	Buckeye OH Tobacco Settlement Fing Auth Asset Bkd Sr Turbo, Ser A-2	5.88%	06/01/30	214,916
				687,584
	Oklahoma – 1.1%
125,000	Comanche Cnty OK Hosp Auth Rev Ref	5.00%	07/01/29	131,762
150,000	OK St Dev Fin Auth Hlthsys Rev Ou Medicine Proj, Ser B	5.00%	08/15/26	168,348
				300,110
	Oregon – 3.2%
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods At Marylhurst Inc Proj, Ser A	5.00%	05/15/26	318,739
40,000	Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza	5.00%	12/01/20	41,733
500,000	OR St Business Dev Commission Econ Dev Rev Ref Red Rock Biofuels LLC Clean Energy Proj, Ser 248-D, AMT (a)	6.50%	04/01/31	514,435
				874,907
	Pennsylvania – 5.2%
440,000	Lancaster Cnty PA Hosp Auth Ref United Zion Retmnt Cmnty, Ser A	5.00%	12/01/32	455,572
15,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Philadelphia Presbytery Homes Inc Proj	5.00%	12/01/32	16,727
500,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/36	553,755
350,000	PA St Turnpike Commission Oil Franchise Tax Rev Ref Sub, Ser B	5.00%	12/01/30	397,498
				1,423,552
	Puerto Rico – 0.6%
145,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	150,301
	South Carolina – 1.9%
500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes Of SC Inc	5.00%	05/01/37	522,850
	Tennessee – 3.1%
500,000	Memphis Shelby Cnty TN Indl Dev Brd Econ Dev Growth Engine T Ref Sr Tax Incr Graceland Proj, Ser A	5.50%	07/01/37	532,155
300,000	TN St Energy Acquisition Corp Gas Rev, Ser C	5.00%	02/01/23	329,835
				861,990
	Texas – 11.2%
50,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	54,004
350,000	Decatur TX Hosp Auth Wise Regl Htlh Sys Ref, Ser A	5.00%	09/01/34	367,986
305,000	Hackberry TX Spl Assmnt Contract Rev Ref Road Hidden Cove Impt Dist #2 Proj	4.00%	09/01/26	321,339
500,000	Hackberry TX Spl Assmnt Rev Rivendale Lake Pub Impt Dist #2 Phases 4-6 Proj	4.13%	09/01/27	492,930
600,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	604,284
100,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Carillon Lifecare Cmnty Proj	5.00%	07/01/36	102,281
See Notes to Portfolio of Investments

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf TX A&M Univ Corpus Christi Island Campus Proj, Ser A	5.00%	04/01/25	$557,045
500,000	San Antonio TX Wtr Rev Ref Jr Lien, Ser A	5.00%	05/15/34	581,395
				3,081,264
	Utah – 2.1%
500,000	UT St Transit Auth Sales Tax Rev Ref Sub, Ser A	5.00%	06/15/35	561,275
	Washington – 1.8%
500,000	Grays Harbor Cnty WA Pub Hosp Dist #1 Hosp Rev Pub Hosp Dt, BANS	3.00%	08/01/19	498,470
	Wisconsin – 3.7%
500,000	Pub Fin Auth WI Chrt Sch Rev Limited American Prep Academy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	496,365
505,000	Pub Fin Auth WI Retmnt Fac Rev Ref Whitestone Retmnt Facs 1st Mortgage Rev Bonds (a)	4.00%	03/01/27	521,301
				1,017,666

Total Investments – 94.4%	25,870,320
(Cost $25,964,340) (d)
Net Other Assets and Liabilities – 5.6%	1,535,144
Net Assets – 100.0%	$27,405,464

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2018, securities noted as such amounted to $6,572,602 or 24.0% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	Zero coupon bond.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $119,030 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $213,050. The net unrealized depreciation was $94,020.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
See Notes to Portfolio of Investments

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 4/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 25,870,320	$ —	$ 25,870,320	$ —

*	See Portfolio of Investments for state breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Municipal High Income ETF (FMHI)
April 30, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of thirteen funds that are currently offering shares. This report covers the First Trust Municipal High Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker FMHI on The Nasdaq Stock Market LLC.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a

Notes to Portfolio of Investments (Continued)
First Trust Municipal High Income ETF (FMHI)
April 30, 2018 (Unaudited)
security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund III

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 27, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 27, 2018

* Print the name and title of each signing officer under his or her signature.